Document and Entity Information	6 Months Ended
Jun. 30, 2014
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Jun. 30, 2014
Trading Symbol	TSPT
Entity Registrant Name	Transcept Pharmaceuticals Inc
Entity Central Index Key	0001178711
Entity Filer Category	Smaller Reporting Accelerated Filer